Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Novartis International Pharmaceutical Ltd.
Related Party Transaction [Line Items]
Payments to related parties	$ 0	$ 0	$ 2,500,000	$ 0	$ 900,000
Silverstein Foundation | Funding Agreement
Related Party Transaction [Line Items]
Fund received from related parties	$ 0	$ 0	$ 0	$ 500,000	$ 0
Common Stock
Related Party Transaction [Line Items]
Issuance of common shares to PureTech, shares					1,886,363